LOSSES PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted losses per share
	Year ended December 31,
	2024	2023	2022
Numerator:

Net loss for basic and diluted loss per share	$(14,231)	$(18,754)	$(33,694)

Denominator:

Weighted average number of ordinary shares used in computing basic and diluted net loss per share	89,528,031	87,633,298	86,555,628

Basic and diluted loss per ordinary share	$(0.16)	$(0.21)	$(0.39)